Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Current assets
Cash and cash equivalents (note 4)	$ 2,866	$ 2,513
Accounts receivable (notes 5, 24)	1,355	1,186
Income taxes receivable	112	164
Inventories (note 6)	1,232	1,513
Prepaid expenses	123	145
Restricted cash (notes 7, 16)	0	95
Current assets	5,688	5,616
Non-current assets
Restricted cash (notes 7, 16)	128	97
Exploration and evaluation assets (note 8)	997	838
Property, plant and equipment, net (note 9)	25,800	24,078
Goodwill (note 10)	690	633
Investment in joint ventures (note 11)	1,319	1,238
Long-term income taxes receivable	243	242
Other assets (note 12)	360	185
Total Assets	35,225	32,927
Current liabilities
Accounts payable and accrued liabilities (note 14)	3,159	3,033
Short-term debt (note 15)	200	200
Long-term debt due within one year (note 15)	1,433	0
Asset retirement obligations (note 16)	202	274
Current liabilities	4,994	3,507
Non-current liabilities
Long-term debt (note 15)	4,114	5,240
Other long-term liabilities (note 17)	1,107	1,237
Asset retirement obligations (note 16)	2,222	2,252
Deferred tax liabilities	3,174	2,724
Total Liabilities	15,611	14,960
Shareholders’ equity
Common shares (note 19)	7,293	7,293
Preferred shares (note 19)	874	874
Contributed surplus	2	2
Retained earnings	10,273	9,207
Accumulated other comprehensive income	1,160	580
Non-controlling interest	12	11
Total Shareholders’ Equity	19,614	17,967
Total Liabilities and Shareholders’ Equity	$ 35,225	$ 32,927